Long-Term Debt (Maximum Total Leverage Ratio) (Details)	Dec. 31, 2017 USD ($)
Boyd
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms, Maximum Consolidated Interest Coverage Ratio Required	1.75
Minimum consolidated interest coverage ratio required	1.00
Boyd | Four Fiscal Quarters Ended March 31, 2017 through December 31, 2017
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms, Minimum Total Leverage Ratio Allowed	1.00
Maximum total leverage ratio	7.00
Boyd | Four Fiscal Quarters Ending March 31, 2015 through December 31, 2016
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms, Minimum Total Leverage Ratio Allowed	1.00
Maximum total leverage ratio	6.25
Boyd | Four Fiscal Quarters Ended March 31, 2019 through December 31, 2019 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms, Minimum Total Leverage Ratio Allowed	1.00
Maximum total leverage ratio	6.00
Boyd | Four Fiscal Quarters Ended March 31, 2020 through December 31, 2020 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms, Minimum Total Leverage Ratio Allowed	1.00
Maximum total leverage ratio	5.75
Boyd | Four Fiscal Quarters Ended March 31, 2018 and Thereafter [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms, Minimum Total Leverage Ratio Allowed	1.00
Maximum total leverage ratio	5.5
Refinancing Term B Loans [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,264.5